Acquisitions and Divestitures - Summary of Fair Value Assessment of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 30, 2014	Jul. 01, 2014	Mar. 25, 2014	Sep. 06, 2013	Aug. 30, 2013	Apr. 30, 2013	Dec. 31, 2012	Sep. 28, 2012	Jul. 31, 2012	May. 01, 2012
Louisiana [Member]
Business Acquisition [Line Items]
Oil and gas properties	$ 72,141					$ 68,887
Asset retirement obligations	(271)					(1,789)
Total identifiable net assets	$ 71,870					$ 67,098
East Texas Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties				$ 9,974
Asset retirement obligations				(78)
Total identifiable net assets				$ 9,896
Rockies Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties					$ 20,744
Asset retirement obligations					(1,163)
Accrued liabilities					(118)
Total identifiable net assets					$ 19,463
Undisclosed Seller Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties										$ 115,633
Asset retirement obligations										(1,592)
Revenue Payable										(1,602)
Accrued liabilities										(297)
Total identifiable net assets										$ 112,142
Goodrich Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties								$ 91,187
Prepaid expenses and other current assets								425
Asset retirement obligations								(161)
Revenue Payable								(875)
Accrued liabilities								(153)
Total identifiable net assets								$ 90,423
Menemsha Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties									$ 75,114
Asset retirement obligations									(408)
Total identifiable net assets									$ 74,706
Other Acquisitions [Member]
Business Acquisition [Line Items]
Oil and gas properties							$ 77,764
Asset retirement obligations							(4,558)
Total identifiable net assets							$ 73,206
MEMP [Member] | Eagle Ford Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties			$ 168,606
Asset retirement obligations			(285)
Accrued liabilities			(250)
Total identifiable net assets			$ 168,071
MEMP [Member] | Wyoming Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties		$ 930,168
Asset retirement obligations		(3,980)
Revenue Payable		(375)
Accrued liabilities		(19,693)
Total identifiable net assets		$ 906,120